Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Liabilities fair value reconciliation abstract
Liabilities at the beginning of the period	€ 623,814,000,000		€ 636,736,000,000
Changes in fair value level 3 Liabilities abstract
Liabilities at the end of the period	643,765,000,000		623,814,000,000		€ 636,736,000,000
Level 3 [Member]
Liabilities fair value reconciliation abstract
Liabilities at the beginning of the period	2,787,000,000		125,000,000		116,000,000
Changes in fair value level 3 Liabilities abstract
Group Incorporations Liabilities	0		0		0
Changes in FV recognized in P&L	44,000,000	[1]	(95,000,000)	[2]	(21,000,000)	[3]
Changes in FV recognized in OCI Liabilities	0		0		0
Acquisitions Disposals Liquidations Liabilities	595,000,000	[4]	2,710,000,000	[5]	320,000,000	[6]
Net inflows level 3 Liabilities	(2,751,000,000)		47,000,000		(39,000,000)
Exchange Differences And Others Liabilities	189,000,000		0		(250,000,000)
Liabilities at the end of the period	€ 865,000,000		€ 2,787,000,000		€ 125,000,000

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2019, 2018 and 2017 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[2]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2019, 2018 and 2017 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[3]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2019, 2018 and 2017 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[4]

(**) Of which, in 2019, the assets roll forward is comprised of €1,525 million of acquisitions, €1,102 million of disposals and €417 million of liquidations. The liabilities roll forward is comprised of €858 million of acquisitions, €53 million of sales and €210 million of liquidations.

[5]

(**) Of which, in 2019, the assets roll forward is comprised of €1,525 million of acquisitions, €1,102 million of disposals and €417 million of liquidations. The liabilities roll forward is comprised of €858 million of acquisitions, €53 million of sales and €210 million of liquidations.

[6]

(**) Of which, in 2019, the assets roll forward is comprised of €1,525 million of acquisitions, €1,102 million of disposals and €417 million of liquidations. The liabilities roll forward is comprised of €858 million of acquisitions, €53 million of sales and €210 million of liquidations.